Financial Instruments (Details) - Schedule of Carrying Values and the Fair Value of Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost
Cash	$ 84,038	$ 30,887	$ 125,595
Trade receivables	714	701
Other receivables	689	108
Financial assets at fair value through profit and loss
Derivative assets	1,281
Total carrying amount and fair value	86,722	31,696
Financial liabilities at amortized cost
Trade accounts payable and accrued liabilities	9,077	12,897
Long-term debt	4,022	47,147
Financial liabilities at fair value through profit and loss
Warrant liabilities	40,426	169
Total carrying amount and fair value	53,525	60,213
Net carrying amount and fair value	$ 33,197	$ (28,517)